Calvert

Income Fund

December 31, 2019

Schedule of Investments (Unaudited)

Asset-Backed Securities — 13.1%

Security	Principal Amount (000’s omitted)	Value
AASET US, Ltd., Series 2018-1A, Class C, 6.413%, 1/16/38(1)	$558	$557,505
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	2,974	3,052,387
Conn’s Receivables Funding, LLC:
Series 2018-A, Class B, 4.65%, 1/15/23(1)	410	412,357
Series 2019-A, Class B, 4.36%, 10/16/23(1)	2,240	2,262,788
Driven Brands Funding, LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45(1)	2,688	2,750,709
Series 2016-1A, Class A2, 6.125%, 7/20/46(1)	3,531	3,705,108
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	1,231	1,279,127
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	2,650	2,655,541
Element Rail Leasing I, LLC, Series 2014-1A, Class B1, 4.406%, 4/19/44(1)	2,783	2,784,427
ExteNet, LLC:
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	1,025	1,031,090
Series 2019-1A, Class C, 5.219%, 7/26/49(1)	2,160	2,175,406
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	668	671,224
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	1,399	1,471,856
Hardee’s Funding, LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48(1)	1,985	1,998,868
Helios Issuer, LLC, Series 2017-1A, Class C, 8.00%, 9/20/49(1)	3,692	3,832,203
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class B, 4.703%, 7/15/39(1)	1,739	1,733,992
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class B, 4.458%, 11/15/39(1)	775	771,519
InSite Issuer, LLC, Series 2016-1A, Class C, 6.414%, 11/15/46(1)	725	753,625
Invitation Homes Trust, Series 2017-SFR2, Class D, 3.537%, (1 mo. USD LIBOR + 1.80%), 12/17/36(1)(2)	1,645	1,649,251
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	2,125	2,143,317
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	4,691	4,888,870
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	2,575	2,541,536
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25(1)	322	322,269
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	5,894	5,932,494
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38(1)	668	692,508
Series 2014-1, Class A, 4.59%, 4/20/44(1)	322	327,745
Series 2014-2, Class A, 4.02%, 7/20/44(1)	1,114	1,121,034
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	6,302	6,601,270
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	680	679,530
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	1,646	1,641,177
Tesla Auto Lease Trust:
Series 2019-A, Class B, 2.41%, 12/20/22(1)	2,425	2,417,897
Series 2019-A, Class E, 5.48%, 5/22/23(1)	1,720	1,727,373
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32(1)(3)	4,515	4,671,473

Security	Principal Amount (000’s omitted)	Value
Vantage Data Centers Issuer, LLC:
Series 2018-1A, Class A2, 4.072%, 2/16/43(1)	$1,231	$1,269,763
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,460	1,470,145
VB-S1 Issuer, LLC, Series 2016-1A, Class C, 3.065%, 6/15/46(1)	1,350	1,358,542

Total Asset-Backed Securities (identified cost $74,119,594)		$75,355,926

Collateralized Mortgage-Backed Obligations — 4.7%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 4.292%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	$1,109	$1,135,954
Series 2019-DNA2, Class M2, 4.242%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(2)	3,638	3,671,940
Series 2019-DNA3, Class M2, 3.842%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	1,870	1,880,395
Series 2019-HQA3, Class M2, 3.642%, (1 mo. USD LIBOR + 1.85%), 9/25/49(1)(2)	546	546,464
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 4.392%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	1,749	1,829,189
Series 2017-C05, Class 1M2, 3.992%, (1 mo. USD LIBOR + 2.20%), 1/25/30(2)	6,955	7,082,987
Series 2017-C06, Class 1M2, 4.442%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	840	861,492
Series 2018-R07, Class 1M2, 4.192%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	772	780,025
Series 2019-R02, Class 1M2, 4.092%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	4,440	4,475,937
Series 2019-R05, Class 1M2, 3.792%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	2,500	2,514,994
Toorak Mortgage Corp., Ltd., Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(3)	2,320	2,334,796

Total Collateralized Mortgage-Backed Obligations (identified cost $26,887,110)		$27,114,173

Commercial Mortgage-Backed Securities — 6.0%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(2)	$11,165	$10,541,025
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)	4,545	3,868,098
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,200	2,186,237
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(2)	1,120	1,056,627
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 3.88%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(2)	7,070	7,067,875
Series 2019-BPR, Class C, 4.83%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(2)	3,045	3,049,408
Motel 6 Trust:
Series 2017-MTL6, Class D, 3.92%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	1,481	1,484,839
Series 2017-MTL6, Class E, 5.02%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(2)	1,605	1,614,885
RETL Trust, Series 2019-RVP, Class B, 3.29%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(2)	3,900	3,909,146

Total Commercial Mortgage-Backed Securities (identified cost $34,920,702)		$34,778,140

Convertible Bonds — 0.7%

Security	Principal Amount (000’s omitted)	Value
Technology — 0.7%
Rovi Corp., 0.50%, 3/1/20	$3,763	$3,741,459

Total Convertible Bonds (identified cost $3,739,667)		$3,741,459

Corporate Bonds — 65.4%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.3%
Sherwin-Williams Co. (The), 4.50%, 6/1/47	$1,358	$1,540,795

Communications — 4.9%
AT&T, Inc.:
4.30%, 2/15/30	$1,453	$1,615,617
4.75%, 5/15/46	1,855	2,096,675
4.90%, 6/15/42	1,500	1,714,216
5.15%, 3/15/42	1,395	1,628,840
CommScope Technologies, LLC, 6.00%, 6/15/25(1)	2,335	2,343,476
CommScope, Inc., 8.25%, 3/1/27(1)(4)	1,535	1,618,427
Discovery Communications, LLC, 5.20%, 9/20/47	5,470	6,368,162
NBCUniversal Media, LLC, 4.45%, 1/15/43	2,800	3,264,867
NortonLifeLock, Inc., 5.00%, 4/15/25(1)	3,276	3,347,491
Twitter, Inc., 3.875%, 12/15/27(1)	1,186	1,188,348
Verizon Communications, Inc., 3.875%, 2/8/29	2,721	3,003,063

		$28,189,182

Consumer, Cyclical — 7.6%
American Airlines Pass-Through Trust:
4.40%, 3/22/25	$1,435	$1,487,777
5.25%, 7/15/25	1,302	1,379,781
5.60%, 1/15/22(1)	856	869,946
Aptiv PLC, 5.40%, 3/15/49	893	1,013,192
Azul Investments, LLP, 5.875%, 10/26/24(1)(4)	2,770	2,880,592
Best Buy Co., Inc., 4.45%, 10/1/28	3,624	3,975,639
Ford Motor Credit Co., LLC:
2.979%, 8/3/22	13,650	13,668,880
4.14%, 2/15/23	1,850	1,903,417
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	1,109	1,144,716
Nordstrom, Inc.:
4.375%, 4/1/30	2,221	2,266,403
5.00%, 1/15/44	3,847	3,768,111
Tapestry, Inc., 4.125%, 7/15/27	6,535	6,678,181
WestJet Airlines, Ltd., 3.50%, 6/16/21(1)	3,100	3,149,890

		$44,186,525

Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical — 4.7%
AbbVie, Inc., 4.30%, 5/14/36	$1,445	$1,599,414
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	1,531	1,567,361
Centene Corp.:
4.25%, 12/15/27(1)	1,068	1,100,681
4.625%, 12/15/29(1)	1,226	1,294,288
CVS Health Corp.:
3.25%, 8/15/29	6,500	6,610,032
4.30%, 3/25/28	3,213	3,508,999
5.05%, 3/25/48	1,900	2,248,391
CVS Pass-Through Trust, 6.036%, 12/10/28	2,263	2,527,449
Grupo Bimbo SAB de CV:
4.00%, 9/6/49(1)	1,250	1,169,981
4.50%, 1/25/22(1)	2,000	2,080,396
MEDNAX, Inc., 5.25%, 12/1/23(1)	1,625	1,664,951
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	1,632	1,714,620

		$27,086,563

Energy — 3.2%
National Oilwell Varco, Inc.:
3.60%, 12/1/29	$5,623	$5,641,833
3.95%, 12/1/42	2,400	2,234,810
Oceaneering International, Inc., 4.65%, 11/15/24	3,693	3,628,373
Pattern Energy Group, Inc., 5.875%, 2/1/24(1)	1,450	1,495,914
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	2,158	2,199,757
5.00%, 1/31/28(1)	3,100	3,283,396

		$18,484,083

Financial — 28.5%
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	$2,862	$2,862,000
Athene Holding, Ltd., 4.125%, 1/12/28	2,776	2,873,495
Banco Mercantil del Norte SA, 7.625% to 1/10/28(1)(5)(6)	495	529,915
Banco Santander Mexico, 5.95% to 10/1/23, 10/1/28(1)(6)	1,935	2,078,398
Banco Santander SA, 3.80%, 2/23/28	2,460	2,588,963
Bank of America Corp.:
3.593% to 7/21/27, 7/21/28(6)	7,195	7,624,403
3.824% to 1/20/27, 1/20/28(6)	8,820	9,492,856
Bank of America Corp., Series AA, 6.10% to 3/17/25(5)(6)	1,150	1,281,692
Bank of America Corp., Series FF, 5.875% to 3/15/28(5)(6)	4,450	4,938,165
Bank of Montreal, 3.803% to 12/15/27, 12/15/32(6)	2,123	2,216,094
BBVA Bancomer SA, 5.125% to 1/17/28, 1/18/33(1)(6)	4,300	4,348,525
Brookfield Finance, Inc., 4.70%, 9/20/47	2,500	2,871,208
Brown & Brown, Inc., 4.50%, 3/15/29	3,625	3,988,006
Capital One Financial Corp., 3.75%, 7/28/26	8,500	8,953,681
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(5)(6)	1,750	1,844,535
Citigroup, Inc.:
3.668% to 7/24/27, 7/24/28(6)	2,670	2,845,305
3.887% to 1/10/27, 1/10/28(6)	7,525	8,106,052
4.075% to 4/23/28, 4/23/29(6)	2,425	2,657,086
4.125%, 7/25/28	1,530	1,669,101
4.60%, 3/9/26	3,750	4,127,916

Security	Principal Amount (000’s omitted)	Value
Citigroup, Inc., Series M, 6.30% to 5/15/24(5)(6)	$2,750	$2,981,784
Citizens Financial Group, Inc.:
4.15%, 9/28/22(1)	496	517,451
4.30%, 12/3/25	1,500	1,611,664
Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(6)	1,952	1,963,151
Credit Acceptance Corp.:
5.125%, 12/31/24(1)	1,830	1,904,957
7.375%, 3/15/23	1,040	1,070,332
Crown Castle International Corp.:
3.65%, 9/1/27	1,365	1,444,109
4.45%, 2/15/26	1,375	1,506,125
4.75%, 5/15/47	1,615	1,852,264
CyrusOne L.P./CyrusOne Finance Corp., 2.90%, 11/15/24	2,820	2,836,708
DDR Corp., 3.625%, 2/1/25	3,000	3,093,753
Discover Bank:
3.45%, 7/27/26	2,745	2,850,528
4.682% to 8/9/23, 8/9/28(6)	5,344	5,589,290
EPR Properties:
3.75%, 8/15/29	5,414	5,487,468
4.95%, 4/15/28	1,686	1,841,650
Goldman Sachs Group, Inc. (The):
2.905% to 7/24/22, 7/24/23(6)	2,113	2,151,318
3.691% to 6/5/27, 6/5/28(6)	1,895	2,013,187
HAT Holdings I, LLC / HAT Holdings II, LLC, 5.25%, 7/15/24(1)	3,000	3,160,005
JPMorgan Chase & Co.:
2.739% to 10/15/29, 10/15/30(6)	1,530	1,529,764
4.203% to 7/23/28, 7/23/29(6)	2,600	2,900,715
KKR Group Finance Co., VI, LLC, 3.75%, 7/1/29(1)(4)	5,272	5,618,387
MetLife, Inc.:
4.05%, 3/1/45	1,850	2,144,651
5.70%, 6/15/35	1,000	1,343,305
Morgan Stanley:
3.591% to 7/22/27, 7/22/28(6)	2,650	2,816,600
4.00%, 7/23/25	1,515	1,639,356
Nationwide Building Society:
4.00%, 9/14/26(1)	2,435	2,562,720
4.125% to 10/18/27, 10/18/32(1)(6)	2,750	2,862,605
Newmark Group, Inc., 6.125%, 11/15/23	1,329	1,465,493
Prudential Financial, Inc., 4.60%, 5/15/44	1,000	1,179,136
Radian Group, Inc., 4.875%, 3/15/27	5,235	5,524,744
SBA Tower Trust:
2.836%, 1/15/25(1)	2,545	2,573,096
2.877%, 7/15/46(1)	1,600	1,607,013
Synchrony Financial, 4.50%, 7/23/25	1,263	1,362,449
Synovus Financial Corp.:
3.125%, 11/1/22	2,262	2,290,445
5.90% to 2/7/24, 2/7/29(6)	1,589	1,688,352
UniCredit SpA, 5.861% to 6/19/27, 6/19/32(1)(6)	1,300	1,358,350

		$164,240,321

Security	Principal Amount (000’s omitted)	Value
Industrial — 8.0%
AP Moller - Maersk A/S, 4.50%, 6/20/29(1)	$2,625	$2,801,126
FedEx Corp., 4.55%, 4/1/46	2,725	2,799,435
Jabil, Inc.:
3.95%, 1/12/28	6,070	6,234,868
4.70%, 9/15/22	2,073	2,197,207
Johnson Controls International PLC, 4.625%, 7/2/44	2,275	2,497,698
JSL Europe SA, 7.75%, 7/26/24(1)	3,300	3,565,964
nVent Finance S.a.r.l.:
3.95%, 4/15/23	1,094	1,111,179
4.55%, 4/15/28	4,750	4,929,068
Owens Corning:
3.95%, 8/15/29	3,045	3,171,450
4.30%, 7/15/47	2,593	2,458,753
4.40%, 1/30/48	1,540	1,490,673
PerkinElmer, Inc., 3.30%, 9/15/29	2,835	2,897,673
Trimble, Inc., 4.90%, 6/15/28	3,648	3,983,686
Valmont Industries, Inc., 5.00%, 10/1/44	4,100	4,190,148
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28	1,653	1,818,839

		$46,147,767

Technology — 4.5%
Dell International, LLC / EMC Corp.:
4.42%, 6/15/21(1)	$3,279	$3,374,511
8.35%, 7/15/46(1)	435	598,773
DXC Technology Co., 4.75%, 4/15/27(4)	6,050	6,514,479
Marvell Technology Group, Ltd., 4.875%, 6/22/28	1,847	2,040,173
NXP BV / NXP Funding, LLC:
4.625%, 6/15/22(1)	955	1,006,709
4.625%, 6/1/23(1)	2,335	2,496,639
Seagate HDD Cayman, 5.75%, 12/1/34	7,400	7,758,380
Western Digital Corp., 4.75%, 2/15/26	2,193	2,290,314

		$26,079,978

Utilities — 3.7%
Avangrid, Inc.:
3.15%, 12/1/24	$2,598	$2,681,542
3.80%, 6/1/29	4,935	5,234,219
Clearway Energy Operating, LLC, 4.75%, 3/15/28	853	865,795
Enel Finance International NV, 3.625%, 5/25/27	2,669	2,764,802
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)	1,500	1,563,128
4.50%, 9/15/27(1)	5,300	5,537,559
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	2,795	2,914,759

		$21,561,804

Total Corporate Bonds (identified cost $358,164,178)		$377,517,018

Floating Rate Loans(7) — 3.9%

Security	Principal Amount (000’s omitted)	Value
Building and Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 5.049%, (1 mo. USD LIBOR + 3.25%), 8/21/25	$1,259	$1,265,554

Cable and Satellite Television — 0.2%
Ziggo Secured Finance Partnership, Term Loan, 4.24%, (1 mo. USD LIBOR + 2.50%), 4/15/25	$1,020	$1,022,338

Cosmetics/Toiletries — 0.1%
Prestige Brands, Inc., Term Loan, 3.799%, (1 mo. USD LIBOR + 2.00%), 1/26/24	$284	$286,220

Drugs — 0.3%
Jaguar Holding Company II, Term Loan, 4.299%, (1 mo. USD LIBOR + 2.50%), 8/18/22	$1,885	$1,897,758

Electronics/Electrical — 1.5%
Epicor Software Corporation, Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), 6/1/22	$1,551	$1,563,541
Go Daddy Operating Company, LLC, Term Loan, 3.549%, (1 mo. USD LIBOR + 1.75%), 2/15/24	291	292,751
Hyland Software, Inc., Term Loan, 5.299%, (1 mo. USD LIBOR + 3.50%), 7/1/24	1,466	1,480,187
Infor (US), Inc., Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), 2/1/22	1,884	1,894,403
MA FinanceCo., LLC, Term Loan, 4.299%, (1 mo. USD LIBOR + 2.50%), 6/21/24	203	203,855
Seattle Spinco, Inc., Term Loan, 4.299%, (1 mo. USD LIBOR + 2.50%), 6/21/24	1,371	1,376,684
SolarWinds Holdings, Inc., Term Loan, 4.549%, (1 mo. USD LIBOR + 2.75%), 2/5/24	465	469,420
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.049%, (1 mo. USD LIBOR + 2.25%), 4/16/25	426	429,189
SS&C Technologies, Inc., Term Loan, 4.049%, (1 mo. USD LIBOR + 2.25%), 4/16/25	626	631,164

		$8,341,194

Equipment Leasing — 0.2%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 3.51%, (1 mo. USD LIBOR + 1.75%), 1/15/25	$1,164	$1,172,464

Financial — 0.0%(8)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10(9)(10)(11)	$3,078	$48,551

Health Care — 0.3%
Change Healthcare Holdings, LLC, Term Loan, 4.299%, (1 mo. USD LIBOR + 2.50%), 3/1/24	$1,654	$1,661,904

Industrial Equipment — 0.0%(8)
Rexnord, LLC, Term Loan, 3.41%, (1 mo. USD LIBOR + 1.75%), 8/21/24	$242	$243,701

Insurance — 0.5%
Asurion, LLC, Term Loan, 4.799%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$2,794	$2,814,418

Security	Principal Amount (000’s omitted)	Value
Leisure Goods/Activities/Movies — 0.1%
Bombardier Recreational Products, Inc., Term Loan, 3.799%, (1 mo. USD LIBOR + 2.00%), 5/23/25	$396	$397,758

Lodging and Casinos — 0.0%(8)
ESH Hospitality, Inc., Term Loan, 3.799%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$241	$243,638

Telecommunications — 0.5%
CenturyLink, Inc., Term Loan, 1/31/25(12)	$745	$748,932
Level 3 Financing, Inc., Term Loan, 3.549%, (1 mo. USD LIBOR + 1.75%), 3/1/27	412	414,027
Sprint Communications, Inc., Term Loan, 4.313%, (1 mo. USD LIBOR + 2.50%), 2/2/24	1,714	1,702,313

		$2,865,272

Total Floating Rate Loans (identified cost $25,139,660)		$22,260,770

Preferred Stocks — 1.2%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.2%
NuStar Energy L.P., Series B, 7.625% to 6/15/22(6)	61,000	$1,330,003

Real Estate Management & Development — 1.0%
Brookfield Property Partners, L.P., Series A2, 6.38%	217,000	$5,757,010

Total Preferred Stocks (identified cost $6,751,931)		$7,087,013

Sovereign Government Bonds — 0.2%

Security	Principal Amount (000’s omitted)	Value
Nacional Financiera SNC, 3.375%, 11/5/20(1)	$1,400	$1,410,286

Total Sovereign Government Bonds (identified cost $1,399,550)		$1,410,286

Taxable Municipal Obligations — 0.3%

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.3%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.984%, 6/1/33	$1,000	$993,090
3.034%, 6/1/34	720	714,672

		$1,707,762

Total Taxable Municipal Obligations (identified cost $1,720,000)		$1,707,762

U.S. Treasury Obligations — 2.3%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28(13)	$10,918	$11,489,291
U.S. Treasury Notes:
1.75%, 11/15/29	807	794,296
2.375%, 11/15/49	900	896,698

Total U.S. Treasury Obligations (identified cost $12,755,838)		$13,180,285

Short-Term Investments — 1.0%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(14)	5,900,953	$5,900,953

Total Short-Term Investments (identified cost $5,900,953)		$5,900,953

Total Investments (identified cost $551,499,183) — 98.8%		$570,053,785

Other Assets, Less Liabilities — 1.2%		$6,803,684

Net Assets — 100.0%		$576,857,469

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

Notes to Schedule of Investments

(1)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $218,524,159, which represents 37.9% of the net assets of the Fund as of December 31, 2019.

(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2019.

(3)	Step coupon security. The interest rate disclosed is that which in effect on December 31, 2019.

(4)

All or a portion of this security was on loan at December 31, 2019. The aggregate market value of securities on loan at December 31, 2019 was $8,062,209 and the total market value of the collateral received by the Fund was $8,364,893, comprised of cash of $5,900,953 and U.S. government and/or agencies securities of $2,463,940.

(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(6)	Security converts to variable rate after the indicated fixed-rate coupon period.

(7)

Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at September 30, 2019. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a floating rate loan.

(8)	Amount is less than 0.05%.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(10)	Restricted security. Total market value of restricted securities amounts to $48,551, which represents less than 0.05% of the net assets of the Fund as of December 31, 2019.

(11)	Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(12)	This Senior Loan will settle after December 31, 2019, at which time the interest rate will be determined.

(13)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(14)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	276	Long	3/31/20	$59,478,000	$12,558
U.S. 5-Year Treasury Note	105	Long	3/31/20	12,453,984	(11,798)
U.S. Long Treasury Bond	15	Long	3/20/20	2,338,594	(14,559)
U.S. Ultra-Long Treasury Bond	284	Long	3/20/20	51,590,375	(1,691,279)
U.S. Ultra 10-Year Treasury Note	(251)	Short	3/20/20	(35,316,484)	435,045

					$(1,270,033)

Restricted Securities

Description	Acquisition Dates	Cost
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	$3,077,944

Abbreviations:

LIBOR	-	London Interbank Offered Rate

USD	-	United States Dollar

At December 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

During the fiscal year to date ended December 31, 2019, the Fund used futures contracts to hedge interest rate risk and to manage overall duration.

At December 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $447,603 and $1,717,636, respectively.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the market value of the Fund’s holdings as of December 31, 2019, based on the inputs used to value them:

Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$—	$75,355,926	$—	$75,355,926
Collateralized Mortgage-Backed Obligations	—	27,114,173	—	27,114,173
Commercial Mortgage-Backed Securities	—	34,778,140	—	34,778,140
Convertible Bonds	—	3,741,459	—	3,741,459
Corporate Bonds	—	377,517,018	—	377,517,018
Floating Rate Loans	—	22,212,219	48,551	22,260,770
Preferred Stocks	7,087,013	—	—	7,087,013
Sovereign Government Bonds	—	1,410,286	—	1,410,286
Taxable Municipal Obligations	—	1,707,762	—	1,707,762
U.S. Treasury Obligations	—	13,180,285	—	13,180,285
Short-Term Investments	5,900,953	—	—	5,900,953
Total Investments	$12,987,966	$557,017,268	$48,551	$570,053,785
Futures Contracts	$447,603	$—	$—	$447,603
Total	$13,435,569	$557,017,268	$48,551	$570,501,388

Liability Description
Futures Contracts	$(1,717,636)	$—	$—	$(1,717,636)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.